Organization and Principal Activities (The VIE arrangements) (Details)	12 Months Ended
Dec. 31, 2013
Business operation agreements [Member]
Variable Interest Entity [Line Items]
Term of power of attorney	10 years
Technology consulting and services agreements [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Term of power of attorney	10 years
Technology consulting and services agreements [Member] | Minimum [Member]
Variable Interest Entity [Line Items]
Term of power of attorney	3 years
Equity disposition agreements [Member]
Variable Interest Entity [Line Items]
Term of power of attorney	10 years
Loan agreements [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	100.00%
Term of power of attorney	10 years
Equity pledge agreements [Member]
Variable Interest Entity [Line Items]
Term of power of attorney	10 years
Power of attorney [Member]
Variable Interest Entity [Line Items]
Term of power of attorney	10 years